Intangible assets, net - Future amortization expense (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Amortization expense of intangible assets for future years
2017		¥ 1,446
2018		939
2019		530
2020		383
2021 and thereafter		1,331
Intangible assets, net	$ 667	¥ 4,629	¥ 2,608